Dividends Paid and Proposed	12 Months Ended
Dec. 31, 2024
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Dividends paid and proposed
A.3	Dividends paid and proposed
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	2024 US$m	2023 US$m	2022 US$m

(a) Dividends paid during the financial year
Prior year fully franked final dividend 1	1,139	2,734	1,018
Current year fully franked interim dividend 2	1,310	1,519	2,070

	2,449	4,253	3,088

(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Final dividend 3	1,006	1,139	2,734

(c) Other information

Current year dividends per share (US cents)	122	140	253

1.	2024: US$0.60, paid on 4 April 2024
2023:	US$1.44, paid on 5 April 2023
2022:	US$1.05, paid on 23 March 2022
2.	2024: US$0.69, paid on 3 October 2024
2023:	US$0.80, paid on 28 September 2023
2022:	US$1.09, paid on 6 October 2022
3.	2024: US$0.53, to be paid on 2 April 2025
2023:	US$0.60, paid on 4 April 2024
2022:	US$1.44, paid on 5 April 2023
The Dividend Reinvestment Plan (DRP) was approved by the shareholders at the Annual General Meeting in 2003 for activation as required to fund future growth. The DRP was reactivated in 2019 and suspended by the Board of Directors on 27 February 2023.